Report of Directors Corporate Governance - Performance conditions for Prior year LTI awards (Details) - Long-term incentive awards $ in Billions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	16.00%
Carbon reduction (own emissions)	73.00%
Sustainable finance and investment	$ 720.0
2024 LTI Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	16.00%
Carbon reduction (own emissions)	70.00%
Sustainable finance and investment	$ 641.0
Return on tangible equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	40.00%
Return on tangible equity | 2024 LTI Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	37.50%
Environment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	20.00%
Environment | 2024 LTI Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	25.00%
Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	40.00%
Relative TSR | 2024 LTI Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	37.50%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	14.00%
Carbon reduction (own emissions)	71.00%
Sustainable finance and investment	$ 648.0
Bottom of range | 2024 LTI Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	14.00%
Carbon reduction (own emissions)	66.00%
Sustainable finance and investment	$ 539.0
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	18.00%
Carbon reduction (own emissions)	78.00%
Sustainable finance and investment	$ 792.0
Top of range | 2024 LTI Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	17.00%
Carbon reduction (own emissions)	74.00%
Sustainable finance and investment	$ 693.0